Unaudited Condensed Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement of Comprehensive Income [Abstract]
Tax on cash flow hedge gain (loss)	$ (8,544,000)	$ (4,088,000)	$ (4,217,000)	$ (11,752,000)
Actuarial gain on pension obligations, tax	$ 0	$ 0	$ 254,000	$ 0